Federated Hermes Government Reserves Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class P Shares [Member] | P
Prospectus [Line Items]
Average Annual Return, Percent	3.33%	2.51%	1.48%